FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Jan. 03, 2021
Fair Value Disclosures [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents the Company’s financial assets and liabilities measured at fair value on a recurring basis based upon the level within the fair value hierarchy in which the fair value measurements fall, as of January 3, 2021:

(in thousands)	Level I	Level II	Level III	Total
Assets:
Cash and cash equivalents	$46,831	$—	$—	$46,831
Total assets	$46,831	$—	$—	$46,831
Liabilities:
Commodity contracts	$—	$248	$—	$248
Interest rate swaps	—	5,163	—	5,163
Debt	—	778,469	—	778,469
Total liabilities	$—	$783,880	$—	$783,880

The following table presents the Company’s financial assets and liabilities measured at fair value on a recurring basis based upon the level within the fair value hierarchy in which the fair value measurements fall, as of December 29, 2019:

(in thousands)	Level I	Level II	Level III	Total
Assets:
Cash and cash equivalents	$15,053	$—	$—	$15,053
Interest rate swaps	—	1,486	—	1,486
Total assets	$15,053	$1,486	$—	$16,539
Liabilities:
Commodity contracts	$—	$494	$—	$494
Debt	—	640,125	—	640,125
Total liabilities	$—	$640,619	$—	$640,619